Significant New Business (Details) - USD ($) $ in Thousands	May 03, 2021	Feb. 05, 2021	Jan. 15, 2021	Jan. 08, 2021	Oct. 01, 2020	Aug. 06, 2020	Jul. 01, 2020	Jun. 01, 2020	Mar. 31, 2020	Oct. 01, 2019	Aug. 05, 2019	Apr. 11, 2019	Feb. 14, 2019	Dec. 31, 2018	Dec. 27, 2018	Aug. 01, 2018	Feb. 23, 2018	Feb. 16, 2018	Jan. 29, 2018
Hannover Re
Schedule of Investments [Line Items]
Total Assets Assumed						$ 182,498
Total Liabilities Assumed						209,713
Fair Value Adjustment						$ (27,215)
Munich Re
Schedule of Investments [Line Items]
Total Assets Assumed							$ 100,956
Total Liabilities Assumed							$ 100,956
AXA Group
Schedule of Investments [Line Items]
Total Assets Assumed								$ 179,681
Total Liabilities Assumed								179,681
Percentage ceded					10.00%
AXA Group | Previously Reported
Schedule of Investments [Line Items]
Total Liabilities Assumed	$ 1,395,000
Aspen
Schedule of Investments [Line Items]
Total Assets Assumed								770,000
Deferred Charge Asset								11,746
Total Liabilities Assumed								$ 781,746
Lyft
Schedule of Investments [Line Items]
Total Assets Assumed									$ 465,000
Total Liabilities Assumed									$ 465,000
Zurich
Schedule of Investments [Line Items]
Total Assets Assumed										$ 507,061
Deferred Charge Asset										115,815
Total Liabilities Assumed										$ 622,876
Maiden Re Bermuda
Schedule of Investments [Line Items]
Total Assets Assumed											$ 445,000				$ 70,425
Deferred Charge Asset											85,183				1,704
Total Liabilities Assumed											$ 530,183				$ 72,129
Amerisure
Schedule of Investments [Line Items]
Total Assets Assumed												$ 45,463
Deferred Charge Asset												2,873
Total Liabilities Assumed												$ 48,336
AmTrust
Schedule of Investments [Line Items]
Total Assets Assumed													$ 1,143,949
Deferred Charge Asset													20,633
Total Liabilities Assumed													$ 1,164,582
Allianz SE
Schedule of Investments [Line Items]
Total Assets Assumed														$ 70,000
Total Liabilities Assumed														$ 70,000
Coca-Cola
Schedule of Investments [Line Items]
Total Assets Assumed																$ 103,617
Deferred Charge Asset																17,208
Total Liabilities Assumed																$ 120,825
Zurich Australia
Schedule of Investments [Line Items]
Total Assets Assumed																	$ 268,657
Total Liabilities Assumed																	280,764
Fair Value Adjustment																	$ (12,107)
Neon
Schedule of Investments [Line Items]
Total Assets Assumed																		$ 525,673
Total Liabilities Assumed																		546,298
Fair Value Adjustment																		$ (20,625)
Novae
Schedule of Investments [Line Items]
Total Assets Assumed																			$ 1,095,730
Total Liabilities Assumed																			1,163,198
Fair Value Adjustment																			$ (67,468)
ProSight | Previously Reported
Schedule of Investments [Line Items]
Total Liabilities Assumed			$ 500,000
CNA
Schedule of Investments [Line Items]
Total Assets Assumed		$ 651,736
Deferred Charge Asset		105,479
Total Liabilities Assumed		757,215
CNA | Previously Reported
Schedule of Investments [Line Items]
Total Liabilities Assumed		$ 690,000
Liberty Mutual
Schedule of Investments [Line Items]
Total Assets Assumed				$ 363,159
Deferred Charge Asset				25,402
Total Liabilities Assumed				388,561
Liberty Mutual | Previously Reported
Schedule of Investments [Line Items]
Total Liabilities Assumed				$ 420,000